Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2017
Net Income per Share
Schedule of computation of basic and diluted net income per share attributable to ordinary shareholders

	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Net income attributable to ordinary shareholders—basic	120,877,378	207,583,868	409,492,179	62,937,796
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	32,599,128	—	—	—
Net income attributable to ordinary shareholders—diluted	153,476,506	207,583,868	409,492,179	62,937,796
Weighted average number of ordinary shares outstanding—basic	114,124,300	192,674,014	195,467,414	195,467,414
Plus: share options	5,474,647	7,422,663	8,592,663	8,592,663
Plus: restricted shares	—	669,240	1,611,827	1,611,827
Weighted average number of ordinary shares outstanding—diluted	119,598,947	200,765,917	205,671,904	205,671,904
Basic net income per share	1.06	1.08	2.09	0.32
Diluted net income per share	1.01	1.03	1.99	0.31

Schedule of antidilutive securities excluded from computation of earnings per share
	As of December 31,
	2015	2016	2017
Share options	3,586,600	425,000	—
Restricted shares	2,680,400	—	—
Convertible redeemable preferred shares	30,777,906	—	—
Total	37,044,906	425,000	—